Ownership, Nature of Business - Change in accounting principle (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Operating lease liabilities		$ 34,837
Accounting Standards Update 2016-02
Operating lease liabilities	$ 32,453
Right of use assets	$ 32,453